Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade payables and accrued liabilities	$ 315,570	$ 389,476
Interest payable on long-term borrowings	7,266	9,814
Payable to related parties	65,552	65,903
Other	1,671	1,013
Trade and other current payables	$ 390,059	$ 466,206